Supplemental cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in non-cash working capital:
Trade and other receivables	$ (139,367)	$ 76,721
Inventories	(150,860)	(27,644)
Prepaid expenses	(2,217)	4,059
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	234,998	107,199
Decrease (increase) in non-cash working capital	(57,446)	160,335
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(31,924)	(43,259)
Changes in non-cash working capital	(89,370)	117,076
These changes relate to the following activities:
Operating	(83,109)	64,923
Financing	1,350	0
Investing	(7,611)	52,153
Changes in non-cash working capital	$ (89,370)	$ 117,076